Average Annual Total Returns - Class A Class C and Institutional Class - SP 500 Pure Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(14.55%)	4.43%	7.88%	(14.87%)	3.48%	6.90%	(8.61%)	3.06%	5.95%	(8.67%)	7.25%	10.49%	(11.86%)	4.66%	7.59%	(12.26%)	3.56%	6.49%	(7.02%)	3.19%	5.66%	(8.67%)	7.25%	10.49%